Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000012097 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000012097 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000012097 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000012097 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000012097 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000012097 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000012097 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000012097 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000012097 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000012097 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
C000012097 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000012097 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000012097 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%	[1]
C000012097 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000012097 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000012097 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000012097 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000012097 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000012097 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000012097 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
C000012097 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000012196 [Member] | Atlassian Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000012196 [Member] | Okta Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000012196 [Member] | Roku Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Nutanix Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Gen Digital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | TransUnion [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000012196 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000012196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
C000012196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[2]
C000012196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[2]
C000012196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000012196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[2]
C000012196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000012196 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000012196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[2]
C000012196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[2]
C000012196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]

[1]	Excludes money market funds.
[2]	Excludes money market funds.